Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Short-term Debt [Abstract]
Summary Of Short-Term Borrowings
A summary of the Company's short-term borrowings are as follows (dollars in thousands):

	2015	2014	2013

Balance at end of year:
Securities sold under agreements to repurchase	$141,869	$134,931	$137,798
Federal Home Loan Bank advances	13,000	—	—

Avg. outstanding during the year:
Securities sold under agreements to repurchase	$143,847	$133,769	$127,616
Federal Home Loan Bank advances	1,352	—	63

Max. outstanding at any month end:
Securities sold under agreements to repurchase	$166,507	$151,637	$150,943
Federal Home Loan Bank advances	13,000	—	—

Weighted-average interest rate:
During the year:
Securities sold under agreements to repurchase	0.22%	0.26%	0.25%
Federal Home Loan Bank advances	0.53%	—	0.31%
End of the year:
Securities sold under agreements to repurchase	0.20%	0.26%	0.25%
Federal Home Loan Bank advances	0.51%	—	0.31%